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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2007

Date of Reporting Period: August 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—82.0%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B, (Pre-refunded @ $100, 7/1/12) (FSA)(a),
$ 250	5.00%, 7/1/27	Aaa/AAA	$267,945
1,000	5.125%, 7/1/32	Aaa/AAA	1,078,280
2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	2,532,696
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (a)	Ba1 /AAA	11,107,300
	Met. Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,923,704
10,000	5.25%, 11/15/31, Ser. E	A2 /A	10,549,900
7,000	Met. Transportation Auth. Service Contract Rev., 5.35%, 7/1/31, Ser. B	A1 /AAA	7,437,360
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	A1 /AA-	4,125,000
	New York City Health & Hospital Corp. Rev.,
1,100	5.375%, 2/15/26, Ser. A	A2 /A-	1,141,668
2,000	5.45%, 2/15/26, Ser. A	A2 /A-	2,091,720
	New York City Industrial Dev. Agcy. Rev.,
1,000	Eger Harbor, 4.95%, 11/20/32 (GNMA)	NR/AA+	1,025,000
1,500	Staten Island Univ. Hospital, 5.00%, 7/1/27	Aa2 /NR	1,572,060
1,230	United Jewish Appeal Fed., 6.45%, 7/1/32	B2 /NR	1,267,650
3,055	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
	4.75%, 6/15/25, Ser. D (MBIA-IBC)	Aaa/AAA	3,096,792
10,000	New York City Transitional Finance Auth. Rev., 5.00%, 11/1/27, Ser. B	Aa1 /AAA	10,418,300
3,600	Port Auth. New York & New Jersey Rev., 5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,783,852
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (a)	Aa3 /AA-	8,018,025
	State Dormitory Auth. Rev.,
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,662,088
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,094,620
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2 /NR	5,397,149
1,400	Long Island Univ., 5.25%, 9/1/28 (Radian)	Aa3 /AA	1,466,780
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	9,159,839
5,000	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	5,185,850
1,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2 /AA	1,551,540
8,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3 /AAA	9,258,244
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,327,175
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,451,219
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,123,480
	State Environmental Facs. Corp. Rev.,
7,000	5.00%, 10/15/35	AAA/AAA	7,403,900
2,000	State Clean Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	2,111,700
6,100	State Urban Dev. Corp. Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3 /AAA	6,566,894
	Tobacco Settlement Asset Backed, Inc. Rev., Ser.1,
25,000	5.00%, 6/1/34	NR/BBB	25,036,250
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (a)	Aaa/AAA	27,717,500
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/AAA	10,845,600
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
710	5.00%, 1/1/32	Aaa/AAA	737,811
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (a)	Aaa/AAA	4,254,058
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev., Glens Falls Hospital,
	5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,081,100
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev.,
	Kendal on Hudson, 6.50%, 1/1/34	NR/NR	796,035

	Total New York Municipal Bonds & Notes (cost—$190,295,615)		203,666,084

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

OTHER MUNICIPAL BONDS & NOTES—6.7%
	California—3.3%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
$ 3,500	zero coupon, 8/1/24	Aaa/AAA	$1,558,655
3,000	zero coupon, 8/1/25	Aaa/AAA	1,272,240
5,000	California Cnty., Tobacco Settlement Agcy. Rev., zero coupon, 6/1/28	Baa3/NR	4,113,950
3,130	Covina Valley Unified School Dist., GO, zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,337,449
			8,282,294

	Colorado—0.1%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	102,557

	Puerto Rico—3.3%
5,675	Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	5,871,071
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/AAA	1,627,185
750	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	781,238
			8,279,494

	Total Other Municipal Bonds & Notes (cost—$15,488,525)		16,664,345

NEW YORK VARIABLE RATE NOTES (b)(c)(d)—10.1%
561	Liberty Dev. Corp. Rev., 14.36%, 10/1/35, Ser. 1251	Aa3 /NR	1,052,812
5,595	Long Island Power Auth. Electric System Rev.,
	11.66%, 12/1/26, Ser. 339 (MBIA-IBC)(b)	Aaa/NR	6,674,555
715	Mortgage Agcy. Rev., 9.176%, 10/1/27, Ser. 1199	Aa1 /NR	783,905
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.
1,250	7.423%, 6/15/32	NR/NR	1,394,950
3,750	7.923%, 6/15/34	NR/NR	4,430,550
1,500	7.93%, 6/15/33, Ser. 1249	Aa2 /NR	1,540,800
1,950	New York City Trust for Cultural Res. Rev., 7.417%, 2/1/34 (FGIC)	NR/NR	2,297,061
	State Dormitory Auth. Rev.,
2,475	8.146%, 5/15/31 (AMBAC)	NR/AAA	3,936,240
1,250	Drivers, 8.885%, 6/1/13, Ser. 931 (Radian)	Aa3 /NR	1,459,900
1,300	State Urban Dev. Corp. Rev., 10.697%, 3/15/35	NR/AAA	1,612,325

	Total New York Variable Rate Notes (cost—$23,904,591)		25,183,098

OTHER VARIABLE RATE NOTES (d)—0.8%
	Puerto Rico—0.8%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$2,014,785)	Ba1 /BBB-	2,044,742

U.S. TREASURY BILLS (e)—0.5%
1,095	4.72%-4.93%, 9/14/06 (cost—$1,093,097)		1,093,097

	Total Investments before options written (cost—$232,796,613)—100.1%		248,651,366

OPTIONS WRITTEN (f)—(0.1)%
Contracts
	Call Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
341	strike price $108, expires 11/21/06 (premiums received—$62,829)		(181,156)

	Total Investments net of options written (cost—$232,733,784)—100.0%		$248,470,210

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.
	(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
	(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
	(c)	Residual Interest Municipal Bonds ("RIBS")/Residual Interest Tax Exempt Bonds ("RITES") - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
	(d)	Variable Rate Notes - Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2006.
	(e)	All or partial amount segregated as collateral for options written and futures contracts.
	(f)	Non-income producing.

Glossary

AMBAC - insured by American Municipal Bond Assurance Corp.
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GNMA - insured by Government National Mortgage Association
GO - General Obligation Bond
IBC - Insurance Bond Certificate
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
Radian - insured by Radian Guaranty, Inc.
TCRS - Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at August 31, 2006:

	Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Notes 5 yr. Futures December 2006	$2,330	12/31/06	$54,609
	U.S. Treasury Notes 10 yr. Futures December 2006	390	12/19/06	17,063
Short:	U.S. Treasury Bond Futures September 2006	(680)	9/20/06	(251,125)
	U.S. Treasury Bond Futures December 2006	(3,030)	12/19/06	(52,078)
	U.S. Treasury Notes 10 yr. Futures September 2006	(820)	9/20/06	(34,594)
				$(266,125)

(2) Transactions in options written for the three months ended August 31, 2006:
			Contracts	Premiums
Options outstanding, May 31, 2006			0	$0
Options written			1,187	168,798
Options expired			(505)	(59,124)
Options terminated in closing transactions			(341)	(46,845)
Options outstanding, August 31, 2006			341	$62,829

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 17, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 17, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2006